Segment information (Tables)	12 Months Ended
Mar. 31, 2018
Operating Segments [Abstract]
Revenue information for reportable segments
The segment information provided to the Group’s CODM for the reportable segments for the year ended March 31, 2018 is as follows:

	Subscription revenue R'000	Hardware and other revenue R'000	Total revenue R’000	Adjusted EBITDA R’000

Regional Sales Offices
Africa	872,646	84,832	957,478	440,900
Europe	115,199	78,061	193,260	65,326
Americas	194,890	32,715	227,605	79,127
Middle East and Australasia	200,241	78,424	278,665	106,835
Brazil	50,735	3,695	54,430	16,747
Total Regional Sales Offices	1,433,711	277,727	1,711,438	708,935
Central Services Organization	904	140	1,044	(149,878)
Total Segment Results	1,434,615	277,867	1,712,482	559,057
Corporate and consolidation entries	—	—	—	(117,191)
Total	1,434,615	277,867	1,712,482	441,866

The segment information provided to the Group’s CODM for the reportable segments for the year ended March 31, 2017 is as follows:

	Subscription revenue R'000	Hardware and other revenue R'000	Total revenue R’000	Adjusted EBITDA R’000

Regional Sales Offices
Africa	772,224	86,945	859,169	344,077
Europe	113,223	64,108	177,331	52,369
Americas	121,462	38,957	160,419	26,804
Middle East and Australasia	199,474	104,976	304,450	91,149
Brazil	32,653	5,158	37,811	9,394
Total Regional Sales Offices	1,239,036	300,144	1,539,180	523,793
Central Services Organization	878	—	878	(127,828)
Total Segment Results	1,239,914	300,144	1,540,058	395,965
Corporate and consolidation entries	—	—	—	(94,352)
Total	1,239,914	300,144	1,540,058	301,613

The segment information provided to the Group’s CODM for the reportable segments for the year ended March 31, 2016 is as follows:

	Subscription revenue R'000	Hardware and other revenue R'000	Total revenue R’000	Adjusted EBITDA R’000

Regional Sales Offices
Africa	711,208	96,699	807,907	320,466
Europe	110,251	51,736	161,987	35,359
Americas	115,413	41,527	156,940	2,908
Middle East and Australasia	202,163	111,764	313,927	107,279
Brazil	18,063	5,066	23,129	1,931
Total Regional Sales Offices	1,157,098	306,792	1,463,890	467,943
Central Services Organization	1,131	—	1,131	(113,403)
Total Segment Results	1,158,229	306,792	1,465,021	354,540
Corporate and consolidation entries	—	—	—	(77,325)
Total	1,158,229	306,792	1,465,021	277,215

Reconciliation of adjusted EBITDA to profit for the year
A reconciliation of Adjusted EBITDA to profit for the year is disclosed below.

	March 31, 2018	March 31, 2017	March 31, 2016
	R’000	R’000	R’000

Reconciliation of Adjusted EBITDA to profit for the year
Adjusted EBITDA	441,866	301,613	277,215
Add:
Net profit on sale of property, plant and equipment and intangible assets	1,264	—	—
Reversal of impairment(1)	—	791	—
Decrease in restructuring cost provision	741	—	333
Less:
Depreciation(2)	(151,945)	(98,508)	(75,037)
Amortization(3)	(63,926)	(44,734)	(47,586)
Impairment(4)	(2,696)	(3,166)	(4,776)
Share-based compensation costs	(10,352)	(3,311)	(5,820)
Equity-settled share-based compensation costs	(9,000)	(2,247)	(7,838)
Cash-settled share-based compensation costs(5)	(1,352)	(1,064)	2,018
Net loss on sale of property, plant and equipment and intangible assets	—	(262)	(208)
Increase in restructuring cost provision(6)	—	(14,561)	—
Transaction costs arising from investigating strategic alternatives(7)	—	—	(5,037)
Operating profit	214,952	137,862	139,084
Add: Finance (costs)/income — net	(69)	10,391	150,327
Less: Taxation	(33,690)	(26,812)	(106,920)
Profit for the year	181,193	121,441	182,491

(1)	The reversal of impairment of R0.8 million in fiscal 2017 related to in-vehicle devices in the Brazil segment.

(2)	Includes depreciation of property, plant and equipment (including in-vehicle devices).

(3)	Includes amortization of intangible assets (including capitalized in-house development costs and intangible assets identified as part of a business combination).

(4)
In fiscal 2018, asset impairments relate to the impairment of capitalized product development costs of R2.3 million in the Africa segment and R0.4 million in the CSO segment. In fiscal 2017, asset impairments related to the impairment of capitalized product development costs of R2.6 million in the Africa segment and R0.5 million in the CSO segment. In fiscal 2016 includes R2.9 million impairment of in-house software and R1.9 million related to in-vehicle devices.

(5)	Cash-settled share-based payments are described in note 20.

(6)	Restructuring costs incurred in fiscal 2017 are described in note 19.

(7)	Transaction costs incurred in 2016 arising from investigating strategic alternatives are described in note 23.